CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables) - Parent Company [Member]	12 Months Ended
Sep. 30, 2025
Condensed Financial Statements, Captions [Line Items]
SCHEDULE OF CONDENSED BALANCE SHEETS

CONDENSED BALANCE SHEETS

AS OF SEPTEMBER 30, 2024 AND SEPTEMBER 30, 2025

	As of September 30,
	2024	2025	2025
	RMB	RMB	US$
ASSETS
Investments in subsidiaries	17,375,941	69,810,492	9,806,222
TOTAL ASSETS	17,375,941	69,810,492	9,806,222

TOTAL LIABILITIES	-	-	-

Stock Subscription Receivable	(14,043)	(14,246)	(2,001)
Ordinary shares ( US$0.0001 par value, 500,000,000 shares authorized as of September 30, 2024 and September 30, 2025; 10,011,132 and 11,448,632 Class A ordinary shares issued and outstanding as of September 30, 2024 and September 30, 2025, respectively;10,000,000 Class B ordinary shares issued and outstanding as of September 30, 2024 and September 30, 2025) (1)	14,043	15,269	2,145
Additional paid in capital	-	26,281,420	3,691,729
Accumulated loss/ retained earnings	17,375,941	43,528,140	6,114,362
Accumulated other comprehensive income		(91)	(13)
TOTAL EQUITY	17,375,941	69,810,492	9,806,222

TOTAL LIABILITIES AND EQUITY	17,375,941	69,810,492	9,806,222

(1)	Giving retroactive effect to Reorganization transactions (note 1(c) of Notes to Combined and Consolidated Financial Statements)

The accompanying notes are an integral part of the condensed financial statements.

SCHEDULE OF CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

CONDENSED STATEMENTS OF

OPERATIONS AND COMPREHENSIVE INCOME

FOR THE YEARS ENDED SEPTEMBER 30,2023,2024 AND 2025

Year Ended September 30,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Revenues	-	-	-	-
Cost of revenues	-	-	-	-
Gross profit	-	-	-	-
Operating expenses:	-	-	-	-
Selling, general and administrative expenses	-	-	-	-
Total operating expenses	-	-	-	-
Operating income	-	-	-	-
Income before provision for income taxes	-	-	-	-
Income tax expense	-	-	-	-
Income from investment in subsidiaries	11,223,532	17,076,187	26,152,108	3,673,565
Net income	11,223,532	17,076,187	26,152,108	3,673,565
Other comprehensive income, net of tax of nil	-	-	-
Total comprehensive income	11,223,532	17,076,187	26,152,108	3,673,565

SCHEDULE OF CONDENSED STATEMENTS OF CASH FLOWS

CONDENSED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED SEPTEMBER 30,2023,2024 AND 2025

	Year Ended September 30,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Net cash provided by (used in) operating activities	-	-	7,313	1,027
Net Cash provided by (used in) investing Activities	-	-	-	-
Net Cash provided by (used in) financing Activities	-	-	35,523,810	4,990,000
Net increase/(decrease) in cash and cash equivalent	-	-	-	-
Net increase in cash and cash equivalent	-	-	35,531,123	4,991,027
Cash and cash equivalents at beginning of the year	-	-	-	-
Cash and cash equivalents at end of the year	-	-	35,531,123	4,991,027